ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Other payable and accruals comprise the following amounts relating to the operation of the Company for the year ended June 30, 2025 and 2024:

	As of June 30,
	2025	2024
Payroll, commission, mandatory provident fund (“MPF”) and staff benefits	$442,912	$497,020
Credit card payable	246,374	200,446
Audit fees payable	207,238	59,025
Doctor’s fee payable	517,314	445,132
Rental fee payable	169,263	249,112
Utilities payable	690	4,359
Other payables	116,416	111,253
Total	$1,700,207	$1,566,347